Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Adjustment on initial application of new reporting (Note 17)	Opening balance after adjustment, cumulative effect at date of initial application	Total	Total Adjustment on initial application of new reporting (Note 17)	Total Opening balance after adjustment, cumulative effect at date of initial application	Share capital	Share capital Opening balance after adjustment, cumulative effect at date of initial application	Share premium	Share premium Opening balance after adjustment, cumulative effect at date of initial application	Treasury Shares	Treasury Shares Opening balance after adjustment, cumulative effect at date of initial application	Other equity instru-ments	Other equity instru-ments Opening balance after adjustment, cumulative effect at date of initial application	Legal reser-ve	Legal reser-ve Opening balance after adjustment, cumulative effect at date of initial application	Retained earnings	Retained earnings Adjustment on initial application of new reporting (Note 17)	Retained earnings Opening balance after adjustment, cumulative effect at date of initial application	Fair value finan-cial assets	Fair value finan-cial assets Adjustment on initial application of new reporting (Note 17)	Fair value finan-cial assets Opening balance after adjustment, cumulative effect at date of initial application	Hedges	Hedges Opening balance after adjustment, cumulative effect at date of initial application	Equity of associa-tes and others	Equity of associa-tes and others Opening balance after adjustment, cumulative effect at date of initial application	Transla-tion differen-ces	Transla-tion differen-ces Opening balance after adjustment, cumulative effect at date of initial application	Non-controlling interests	Non-controlling interests Adjustment on initial application of new reporting (Note 17)	Non-controlling interests Opening balance after adjustment, cumulative effect at date of initial application
Financial position, beginning balance at Dec. 31, 2018	€ 26,980	€ 16	€ 26,996	€ 17,947	€ 11	€ 17,958	€ 5,192	€ 5,192	€ 4,538	€ 4,538	€ (686)	€ (686)	€ 7,496	€ 7,496	€ 1,038	€ 1,038	€ 20,291	€ 11	€ 20,302	€ (369)		€ (369)	€ 560	€ 560	€ 44	€ 44	€ (20,157)	€ (20,157)	€ 9,033	€ 5	€ 9,038
Profit for the year	1,664			1,142													1,142												522
Other comprehensive income (loss) for the year	(369)			(282)													(35)			(75)			(57)		(20)		(95)		(87)
Total comprehensive income (loss) for the year	1,295			860													1,107			(75)			(57)		(20)		(95)		435
Dividends and distribution of profit (Note 17)	(2,756)			(2,046)											0		(2,046)												(710)
Net movement in treasury shares	(85)			(85)							(80)						(5)
Acquisitions and disposals of non-controlling interests and business combinations	(507)			(89)													(89)												(418)
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	479			491									747				(256)												(12)
Other movements	28			29													29												(1)
Financial position, ending balance at Dec. 31, 2019	25,450			17,118			5,192		4,538		(766)		8,243		1,038		19,042			(444)			503		24		(20,252)		8,332
Profit for the year	1,957			1,582													1,582												375
Other comprehensive income (loss) for the year	(7,305)			(5,868)													23			(153)			144		(81)		(5,801)		(1,437)
Total comprehensive income (loss) for the year	(5,348)			(4,286)													1,605			(153)			144		(81)		(5,801)		(1,062)
Dividends and distribution of profit (Note 17)	(1,230)			(714)			334										(1,048)												(516)
Net movement in treasury shares	(224)			(224)							(195)						(29)
Acquisitions and disposals of non-controlling interests and business combinations	580			262							485						(223)												318
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(997)			(955)									(693)				(335)												(42)
Other movements	29			34													34												(5)
Financial position, ending balance at Dec. 31, 2020	18,260			11,235			5,526		4,538		(476)		7,550		1,038		19,046			(597)			647		(57)		(25,980)		7,025
Profit for the year	10,717			8,137													8,137												2,580
Other comprehensive income (loss) for the year	4,557			4,515													465			50			(209)		121		4,088		42
Total comprehensive income (loss) for the year	15,274			12,652													8,602			50			(209)		121		4,088		2,622
Dividends and distribution of profit (Note 17)	(3,651)			(600)			336										(936)												(3,051)
Net movement in treasury shares	(479)			(479)							(459)						(20)
Acquisitions and disposals of non-controlling interests and business combinations	(473)			(354)													(354)												(119)
Capital reduction	0			0			(83)		(305)		388
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(263)			(263)													(263)
Other movements	16			16													16												0
Financial position, ending balance at Dec. 31, 2021	€ 28,684			€ 22,207			€ 5,779		€ 4,233		€ (547)		€ 7,550		€ 1,038		€ 26,091			€ (547)			€ 438		€ 64		€ (21,892)		€ 6,477